John Hancock Variable Insurance Trust
601 Congress Street
Boston, Massachusetts 02210
July 14, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Filing of Registration Statement on Form N-14 of John Hancock Variable Insurance Trust on behalf of its series, Bond Trust and Lifestyle Growth Trust (SEC File No. 811-04146)
Dear Ladies and Gentlemen:
Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for John Hancock Variable Insurance Trust (the “Registrant”). This Form N-14 is being filed in connection with reorganizations in which two series of the Registrant, American Bond Trust and Core Diversified Growth & Income Trust (each, an “Acquired Fund”) will combine with Bond Trust and Lifestyle Growth Trust, respectively, each a series of the Registrant (each, an “Acquiring Fund”) (the “Reorganizations”). With respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate.
Pursuant to Rule 488 under the Act, the Registration Statement will become effective on August 15, 2011.
Should you have any questions, please feel free to contact Christopher P. Harvey of Dechert LLP at 617.728.7167 or myself at 617.663.2166.
Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Assistant Secretary of the Registrant
cc:	Christopher P. Harvey, Esq.